COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Comprehensive Income [Abstract]
Net income	$ 855	$ 765
Components of accumulated other comprehensive income (loss)
Currency translation adjustment	772	944
Unrealized loss on derivative financial instruments	(68)	(31)
Unrealized gains from available-for-sale securities	30	0
Total comprehensive income	1,589	1,678
Comprehensive income (loss) attributable to the non-controlling interests	1	(5)
Total comprehensive income	$ 1,590	$ 1,673